Offerings - Offering: 1	Nov. 12, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, Par value $0.001
Amount Registered | shares	2,234,887
Proposed Maximum Offering Price per Unit	75.06
Maximum Aggregate Offering Price	$ 167,750,618.22
Fee Rate	0.0087%
Amount of Registration Fee	$ 14,594.30
Offering Note	(a) The shares will be offered for resale by the selling stockholder pursuant to the prospectus contained in the Registration Statement. (b) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) of the Securities Act, on the basis of the average of the high and low prices for a share of the registrant's common stock as reported on the Nasdaq Global Select Market on November 5, 2026, which is a date within five business days prior to the filing of this registration statement.